Capital Structure (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 23, 2023	Dec. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares, authorized		100,000				100,000	100,000
Preferred stock par, value		$ 0.001				$ 0.001	$ 0.001
Preferred stock shares, issued		0				0	0
Preferred stock shares, outstanding		0				0	0
Common stock shares, authorized		250,000,000				250,000,000	250,000,000
Common stock, par value		$ 0.001				$ 0.001	$ 0.001
Common stock shares, Issued		45,634,154				62,640,314	45,634,154
Common stock shares, outstanding		45,634,154				62,640,314	45,634,154
Issuance of stock, shares							300,000
Warrant price per share		$ 2.79					$ 2.79
Shares issued for services						2,727,436
Stock-based compensation						$ 5,120,300	$ 1,118,155
Issuance of stock, shares						153,000
Issuance of stock, value						$ 76,000		$ 192,000
Convertible debt conversion into common shares, shares						2,248,760
Shares issued from stock in connection with extinguishment of convertible notes, value						$ 1,802,434
Shares issued in private placement for cash						8,130,837
Shares issued in private placement for cash, value						$ 10,625,519
Shares issued for services, value						$ 4,077,050	677,925
Shares issued for employee bonuses						750,000
Shares issued for employee bonuses, value						$ 1,043,250
Shares issued for Warrant conversions, shares						2,996,127
Shares issued for warrant conversions, value						$ 3,962,714
Issuance of stock, value						358,543	3,450,675
Common stock payable		$ 725,230				1,997,936	$ 725,230
Private Investment in Public Equity and IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for purchase of warrants			10,266,845
Shares issued for purchase of warrants, value			$ 8,887,837
Common Stock Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares							300,000
Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, value
Shares issued from stock in connection with extinguishment of convertible notes, value						(245,044)
Shares issued in private placement for cash, value
Shares issued for services, value						642,750
Shares issued for employee bonuses, value
Shares issued for warrant conversions, value
Issuance of stock, value
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant price per share						$ 1.40
Shares issued for services					500,000
Convertible debt conversion into common shares, shares			1,200,000
Shares issued from stock in connection with extinguishment of convertible notes, value			$ 1,118,400
Restricted Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for convertible promissory note amount		$ 500,000
Number of shares issued for convertible promissory note		537,634
RD Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value	$ 0.001
Issuance of stock, shares	4,315,787
Shares issued price per share	$ 0.70
Gross proceeds from offering	$ 4,100,000
Warrant price per share	$ 0.95
Net proceeds issuance of public offering	$ 3,450,675
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services							1,675,000
Stock-based compensation							$ 677,925
Consulting Agreement One [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares not issued for stock payable							450,000
Consulting Agreement Two [Member] | Common Stock Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares							440,230
Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted common shares issued				5,000,000
Two Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, value							$ 192,000
Fair value of shares issued for inducement							326,730
Three Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of shares issued for inducement							$ 113,500
Settlement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock, shares						1,594,097
Issuance of stock, shares						625,000
Issuance of stock, value						$ 756,250
Issuance of stock, value						$ 875,000